PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2015	2014
Assets:
Office equipment	$86,231	$52,615
Accumulated depreciation and amortization	(42,295)	(25,013)
Carrying value	$43,936	$27,602

Depreciation expense was $17,282 and $14,829 for the years ended December 31, 2015 and 2014, respectively.